DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) gal	Dec. 31, 2017 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (3,110)	$ (2,925)
Unrealized loss on warrants	452	15
Realized gain on currency and commodity derivatives	(2,790)	(10,832)
Unrealized loss (gain) on currency and commodity derivatives	11,513	(4,156)
Loss (gain) on derivative financial instruments	$ 6,065	$ (17,898)
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	12.0	5.0
Metal Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0